Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ (12,209)
Additions based on tax positions taken during a prior period	(3,862)
Additions based on tax positions taken during the current period	(385)
Reductions related to settlement of tax matters	6,088
Reductions based on tax positions taken during a prior period	2,169
Ending balance	$ (8,199)